Nature of Operations and Going Concern (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nature Of Operations And Going Concern
Country of incorporation	British Columbia
Year of incorporation	January 22, 1987
Net loss for the year	$ (1,708)	$ (1,043)	$ (1,125)
Deficit	$ (49,258)	$ (47,578)	$ (46,702)